Segmented Information (Tables)	6 Months Ended
Apr. 30, 2026
Segmented Information [abstract]
Summary of Results by Business Segment
The following table summarizes the segment

results for the three and six months ended

April 30, 2026 and April 30, 2025.
Results by Business Segment 1
(millions of Canadian dollars)
Canadian

Wealth
Personal and Management
Commercial Banking U.S. Banking and Insurance Wholesale Banking 2 Corporate 2 Total
For the three months ended April 30
2026 2025 2026 2025 2026 2025 2026 2025 2026 2025 2026 2025
Net interest income (loss) $ 4,289 $ 4,023 $ 3,196 $ 3,038 $ 423 $ 362 $ 276 $ 45 $ 677 $ 657 $ 8,861 $ 8,125
Non-interest income (loss) 967 968 588 (284) 3,355 3,141 2,117 2,084 (91) 8,903 6,936 14,812
Total revenue 5,256 4,991 3,784 2,754 3,778 3,503 2,393 2,129 586 9,560 15,797 22,937
Provision for (recovery of)
credit losses 498 622 342 442 – – 78 123 83 154 1,001 1,341
Insurance service expenses – – – – 1,398 1,417 – – – – 1,398 1,417
Non-interest expenses

2,088 2,052 2,476 2,338 1,249 1,131 1,509 1,461 1,050 1,157 8,372 8,139
Income (loss) before income taxes

and share of net income from
investment in Schwab 2,670 2,317 966 (26) 1,131 955 806 545 (547) 8,249 5,026 12,040
Provision for (recovery of)
income taxes

745 649 153 (68) 294 248 194 126 (611) 30 775 985
Share of net income from
investment in Schwab 3,4 – – – 78 – – – – – (4) – 74
Net income (loss) $ 1,925 $ 1,668 $ 813 $ 120 $ 837 $ 707 $ 612 $ 419 $ 64 $ 8,215 $ 4,251 $ 11,129
For the six months ended April 30
2026 2025 2026 2025 2026 2025 2026 2025 2026 2025 2026 2025
Net interest income (loss) $ 8,683 $ 8,158 $ 6,492 $ 6,102 $ 829 $ 731 $ 201 $ (62) $ 1,445 $ 1,062 $ 17,650 $ 15,991
Non-interest income (loss) 1,994 1,982 1,377 (402) 6,855 6,370 4,662 4,191 (156) 8,854 14,732 20,995
Total revenue 10,677 10,140 7,869 5,700 7,684 7,101 4,863 4,129 1,289 9,916 32,382 36,986
Provision for (recovery of)
credit losses 934 1,143 637 893 – – 250 195 219 322 2,040 2,553
Insurance service expenses – – – – 3,020 2,924 – – – – 3,020 2,924
Non-interest expenses

4,235 4,138 4,944 4,718 2,507 2,304 3,072 2,996 2,367 2,053 17,125 16,209
Income (loss) before income taxes

and share of net income from
investment in Schwab 5,508 4,859 2,288 89 2,157 1,873 1,541 938
(
1,297
)
7,541 10,197 15,300
Provision for (recovery of)
income taxes

1,539 1,360 435 (96) 563 486 368 220
(
1,002
)
(287) 1,903 1,683
Share of net income from
investment in Schwab 3,4 – – – 277 – – – – – 28 – 305
Net income (loss) $ 3,969 $ 3,499 $ 1,853 $ 462 $ 1,594 $ 1,387 $ 1,173 $ 718 $ (295) $ 7,856 $ 8,294 $ 13,922
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in non-interest expenses, resulting in no impact to Corporate reported net income (loss). Net income (loss) included in the U.S. Banking segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.
2

Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate
segment.

3

The after-tax amount for amortization of acquired intangibles was recorded in the Corporate segment.
4

The Bank’s share of Schwab’s earnings was reported with a one-month lag. Refer to

Note 7 for further details.

Summary of Results by Geographic Location
Total Assets by Business Segment
(millions of Canadian dollars) Canadian Wealth
Personal and Management Wholesale
Commercial Banking U.S. Banking and Insurance Banking Corporate
Total

As at April 30, 2026
Total assets $ 626,142 $ 508,946 $ 27,370 $ 763,319 $ 159,328 $ 2,085,105
As at October 31, 2025
Total assets $ 616,115 $ 530,729 $ 25,231 $ 754,391 $ 168,092 $ 2,094,558